Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives
The Company records equipment at cost less depreciation. Depreciation is calculated using straight-line methods over the following estimated useful lives:

Animal facility equipment	7 years
Laboratory equipment	7 years
Leasehold improvements	Shorter of asset life or lease term
Office furniture & equipment	5 years
Vehicles	5 years

Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash
The reconciliation of cash, cash equivalents, and restricted cash as of the years ended December 31, 2021 and 2020 was as follows:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$33,206,712	$12,610,383
Restricted cash	6,338,306	—

Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$39,545,018	$12,610,383